Benefit Plans (Information For Pension Plans With An Accumulated Benefit Obligation In Excess Of Plan Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Entity Information [Line Items]
Accumulated benefit obligation	$ 712,297	$ 734,328
Plan assets	647,573	657,239
Accumulated benefit obligation in excess of plan assets	64,724	77,089
Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Accumulated benefit obligation	712,297	734,328
Plan assets	647,573	657,239
Accumulated benefit obligation in excess of plan assets	$ 64,724	$ 77,089